Note 18 - Income Tax - Schedule of Income Tax Reconciliation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
(Loss) income before income taxes	$ (133,465)	$ (29,447)	$ (64,666)
Statutory tax rate	26.50%	26.50%	26.50%
Expected expense (recovery) at statutory rate	$ (35,368)	$ (7,804)	$ (17,136)
Tax rate difference	(1)	(3)	(1)
Foreign exchange	(199)	(2,385)	0
Other	6	174	16
Income tax expense (recovery)	0	0	0
Share based compensation [member]
Statement Line Items [Line Items]
Non deductible tax variances	328	461	0
Permanent differences [member]
Statement Line Items [Line Items]
Non deductible tax variances	(79)	918	107
USD warrants [member]
Statement Line Items [Line Items]
Non deductible tax variances	(19,767)	0	0
Changes in benefits [member]
Statement Line Items [Line Items]
Non deductible tax variances	12,713	8,815	17,699
Share issuance costs [member]
Statement Line Items [Line Items]
Non deductible tax variances	(1,412)	(48)	(515)
Book to filing adjustments [member]
Statement Line Items [Line Items]
Non deductible tax variances	1,970	227	(170)
Other comprehensive income changes [member]
Statement Line Items [Line Items]
Non deductible tax variances	341	(355)	0
Gain (loss) on restructuring of debt [member]
Statement Line Items [Line Items]
Non deductible tax variances	$ 41,468	$ 0	$ 0